Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Evaluated oil and natural gas properties	$1,740,530	$1,269,605	$897,511
Support equipment and facilities	4,719	—	—
Unevaluated oil and natural gas properties	414,759	47,497	44,453
Accumulated depletion, depreciation, and amortization	(434,735)	(276,837)	(160,620)
Total	$1,725,273	$1,040,265	$781,344

Costs Incurred for Property Acquisitions, Exploration and Development

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Property acquisition costs, proved	$8,347	$74,490	$56,108
Property acquisition costs, unproved	360,353	24,310	19,975
Exploration and extension well costs	28,068	209,532	13,313
Development	492,191	181,026	191,350
Total	$888,959	$489,358	$280,746

Weighted Average Benchmark Product Prices

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2015	2014	2013
Oil ($/Bbl)
West Texas Intermediate (1)	$46.79	$91.48	$93.42

NGL ($/Bbl)
West Texas Intermediate (1)	$46.79	$91.48	$93.42

Natural Gas ($/Mmbtu)
Henry Hub (2)	$2.59	$4.35	$3.67

(1)	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

Reserve Quantity Information

The following tables set forth estimates of the net reserves as of December 31, 2015, 2014, and 2013 respectively:

	For the Year Ended December 31, 2015
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	11,915	1,013,340	53,033	1,403,030
Extensions and discoveries	1,111	50,343	2,741	73,456
Purchase of minerals in place	535	17,508	969	26,532
Production	(1,331)	(98,269)	(3,249)	(125,749)
Sales of minerals in place	(407)	(39,272)	(358)	(43,861)
Revision of previous estimates	1,331	30,164	1,024	44,286
End of year	13,154	973,814	54,160	1,377,694

Proved developed reserves:
Beginning of year	3,708	355,331	18,203	486,793
End of year	6,101	443,983	24,583	628,081

Proved undeveloped reserves:
Beginning of year	8,207	658,009	34,830	916,237
End of year	7,053	529,831	29,577	749,613

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	10,824	671,485	35,628	950,199
Extensions and discoveries	1,825	183,467	9,876	253,670
Purchase of minerals in place	269	22,186	1,247	31,283
Production	(908)	(56,574)	(1,863)	(73,200)
Sales of minerals in place	(623)	(10,815)	(950)	(20,253)
Revision of previous estimates	528	203,591	9,095	261,331
End of year	11,915	1,013,340	53,033	1,403,030

Proved developed reserves:
Beginning of year	3,238	223,362	12,226	316,154
End of year	3,708	355,331	18,203	486,793

Proved undeveloped reserves:
Beginning of year	7,586	448,123	23,402	634,045
End of year	8,207	658,009	34,830	916,237

	For the Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	10,220	549,449	31,264	798,357
Extensions and discoveries	1,635	105,289	5,712	149,369
Purchase of minerals in place	211	31,815	1,017	39,183
Production	(631)	(28,729)	(1,282)	(40,212)
Sales of minerals in place	(599)	(14,137)	(1,573)	(27,169)
Revision of previous estimates	(12)	27,798	490	30,671
End of year (1)	10,824	671,485	35,628	950,199

Proved developed reserves:
Beginning of year	2,813	180,523	10,208	258,651
End of year	3,238	223,362	12,226	316,154

Proved undeveloped reserves:
Beginning of year	7,407	368,926	21,056	539,706
End of year	7,586	448,123	23,402	634,045

(1)	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and NGPCIF.

Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Future cash inflows	$4,008,764	$7,314,745	$4,942,687
Future production costs	(1,438,531)	(1,020,599)	(1,343,252)
Future development costs	(784,003)	(1,209,907)	(1,137,429)
Future income tax expense (1)	(88,723)	(1,669,356)	—
Future net cash flows for estimated timing of cash flows	1,697,507	3,414,883	2,462,006
10% annual discount for estimated timing of cash flows	(877,647)	(1,604,728)	(1,103,145)
Standardized measure of discounted future net cash flows (2)	$819,860	$1,810,155	$1,358,861

(1)

Our predecessor was a pass through entity and was subject to the Texas margin tax based on the taxable margin apportioned to Texas. However, due to immateriality, we have excluded the impact of this tax for the year ended December 31, 2013.

(2)	Includes $63,422 attributable to both noncontrolling interests and NGPCIF for the year ended December 31, 2013.

Summary of the Changes in the Standardized Measure of Future Net Cash Flows

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2015:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Beginning of year	$1,810,155	$1,358,861	$1,138,271
Sale of oil and natural gas produced, net of production costs	(240,244)	(332,785)	(175,933)
Purchase of minerals in place	53,597	69,282	51,177
Sale of minerals in place	(41,543)	(47,791)	(54,091)
Extensions and discoveries	30,006	653,088	286,796
Changes in income taxes, net	882,942	(995,635)	—
Changes in prices and costs	(2,284,279)	367,212	(59,083)
Previously estimated development costs incurred	294,617	205,388	62,012
Net changes in future development costs	190,403	(68,079)	(1,295)
Revisions of previous quantities	51,455	713,176	45,183
Accretion of discount	244,123	135,887	110,312
Change in production rates and other	(171,372)	(248,449)	(44,488)
End of year	$819,860	$1,810,155	$1,358,861